Financial Assets - Summary of Securities at Fair Value through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	¥ 206,771	¥ 161,570
Fair value [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	206,771	161,570	[1]
Fair value [member] | Debt securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	143,057	95,615
Fair value [member] | Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	29,934	32,333
Fair value [member] | Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	23	72
Fair value [member] | Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	273	262
Fair value [member] | Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	112,827	62,948
Fair value [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	1,393	1,638
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	7,989	4,422
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	90,425	86,803
Fair value [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	43,250	2,752
Fair value [member] | Equity securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	63,714	65,955
Fair value [member] | Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	45,817	51,629
Fair value [member] | Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	736	80
Fair value [member] | Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	4,849	4,213
Fair value [member] | Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	12,312	10,033
Fair value [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	271
Fair value [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	17,794	16,835
Fair value [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	271	262
Fair value [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	¥ 45,649	¥ 48,858

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.